SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
8.	SUBSEQUENT EVENTS

Conversion of Series A and Series B Preferred Stock into Common Stock.

On October 9, 2014, the Company filed with the Nevada Secretary of State an Amendment (the "Series A Amendment") to the Certificate of Designation, as amended (the "Series A Certificate of Designation") of the Series A Preferred Stock. The Series A Amendment, which became effective on October 9, 2014, (i) amended the Series A Certificate of Designation to allow the stockholders representing eighty percent (80%) of the issued and outstanding shares of Series A Preferred Stock to elect to convert all issued and outstanding shares of Series A Preferred Stock into Common Stock of the Company, $0.001 par value per share (the "Common Stock"), at the then-effective "Conversion Price," as defined in the Series A Certificate of Designation, and (ii) as consideration for approving such amendment, amended the Conversion Price from $1.25 per share to $0.77 per share, except with respect to the shares of Series A Preferred Stock covered by that certain Agreement and Consent dated as of June 25, 2008 by and among the Company and certain holders of Series A Preferred Stock. Immediately following effectiveness of the Series A Amendment, the stockholders representing over 88 percent (88%) of the then-issued and outstanding Series A Preferred Stock elected to convert all issued and outstanding Series A Preferred Stock into Common Stock at the Conversion Price, as amended. As a result of this election by the holders of Series A Preferred Stock, 1,894,969 shares of Series A Preferred Stock were converted into 2,583,289 shares of Common Stock.

In addition, on October 9, 2014, the Company also filed with the Nevada Secretary of State an Amendment (the "Series B Amendment") to the Certificate of Designation (the "Series B Certificate of Designation") of the Series B Preferred Stock. The Series B Amendment, which became effective on October 9, 2014, amended the Series B Certificate of Designation to allow the holders of a majority of the Series B Preferred Stock, including NJTC Investment Fund, LP, to elect to convert all issued and outstanding shares of Series B Preferred Stock into Common Stock. Immediately following effectiveness of the Series B Amendment, the stockholders representing over 93 percent (93%) of the then-issued and outstanding Series B Preferred Stock elected to convert all issued and outstanding Series B Preferred Stock into Common Stock. Each share of Series B Preferred Stock had a stated value of $100.00 (the "Series B Stated Value"), and was convertible into that number of shares of Common Stock equal to the Series B Stated Value at a conversion price of $0.036. As consideration for approving the Series B Amendment, the holders of Series B Preferred Stock received a one-time dividend equal to ten percent (10%) of the shares of Series B Preferred Stock then held. As a result of this election by the holders of Series B Preferred Stock, 84,283.99 shares of Series B Preferred Stock were issued a dividend of 10% and then the 92,712.27 were converted into 256,111,243 shares of Common Stock. As a result of the conversion, the carrying value of the Series B stock was reclassified to permanent equity.

After giving effect to the conversions of the Series A Preferred Stock and Series B Preferred Stock described above, there are no shares of Preferred Stock of the Company issued and outstanding.

Proposed Corporate Actions Subject to Stockholder Consent.

The Company previously announced its intention to up-list its Common Stock to a national exchange by the end of calendar year 2014. In order to facilitate that process, on November 6, 2014, the Company sought stockholder consent authorizing its Board of Directors to (i) amend the Company's Articles of Incorporation, as amended, to effect a reverse split of its Common Stock, with a reverse split ratio of twenty five-to-one; (ii) amend its Articles of Incorporation, as amended, to reduce the total number of authorized shares of Common Stock from 800,000,000 to 50,000,000, after giving effect to the reverse stock split; (iii) amend its Articles of Incorporation, as amended, to reduce the total number of authorized shares of undesignated preferred stock from 100,000,000 to 5,000,000, after giving effect to the reverse stock split; (iv) implement the form, terms and provisions of the CytoSorbents Corporation 2014 Long-Term Incentive Plan; and (v) change the domicile of the Company from the State of Nevada to the State of Delaware through a merger with and into a newly-organized, wholly-owned subsidiary of the Company which was organized under the laws of the State of Delaware. Assuming such proposals are approved by stockholders, the Company intends to implement such corporate actions in December 2014. There can be no assurances that the stockholders will approve any of the above corporate actions, including the merger, or that the Company will receive approval to list its Common Stock on a national exchange.

Subsidiaries.

On October 28, 2014, the Company formed CytoSorbents Corporation, a wholly-owned subsidiary of the Company, with the Secretary of State of Delaware in order to facilitate the merger discussed above. On the same day, the Company changed the name of its U.S. subsidiary, CytoSorbents, Inc., to CytoSorbents Medical, Inc. with the Secretary of State of Delaware.

12. SUBSEQUENT EVENTS

The Company has evaluated subsequent events occurring after the balance sheet date which include the following:

On March 7, 2014, the Company entered into subscription agreements with certain investors providing for the issuance and sale by the Company (the “Offering”) of 40,800,000 units (the “Units”) for an aggregate purchase price of $10,200,000.  Each Unit is comprised of one share of the Company's common stock, priced at $0.25 per share, par value $0.001 per share and a warrant to purchase 0.50 shares of common stock at an exercise price of $0.3125 per share. The warrants are convertible into a total of 20,400,000 shares of common stock. Each warrant is exercisable for a period of five (5) years beginning on March 11, 2014, the date of the closing of the sale of these securities, and are only exercisable for cash if at the time of exercise there is an effective registration statement registering the warrants and shares underlying the warrants.

The Company received net proceeds from the Offering of approximately $9,451,000 million. The net proceeds received by the Company from the Offering will be used for building additional sales and marketing infrastructure, clinical studies, working capital and general corporate purposes.

The Company conducted the Offering pursuant to a registration statement on Form S-1 (File No. 333-193053) which was declared effective by the Securities and Exchange Commission on February 14, 2014 and an additional registration statement on Form S-1 (File No. 333-194394) to register an additional amount of securities having a proposed maximum aggregate offering price of $2,762,500, which increased the total registered amount to $16,575,000 assuming the full cash exercise of the warrants for cash. The Company filed a final prospectus on March 7, 2014, disclosing the final terms of the Offering.

In connection with the Offering, on March 7, 2014, the Company entered into a placement agency agreement with Brean Capital, LLC pursuant to which the placement agent agreed to act as the Company's exclusive placement agent for the Offering and sale of the Units.

In connection with the successful completion of the Offering, the placement agent received an aggregate cash placement agent fee equal to 6% of the gross proceeds of the sale of the Units in the Offering and a warrant to purchase 1,224,000 shares of Common Stock at an exercise price of $0.30 per share exercisable for five years from the effective date of the placement agency agreement. The placement agent warrant contains piggy-back registration rights which expire on the fifth anniversary of the effective date of the registration statement. We have also agreed to reimburse the placement agent for actual out-of-pocket expenses up to a maximum of 2% of gross proceeds from the transaction. We also granted the placement agent a right of first refusal to participate in any subsequent offering or placement of our securities that takes place within twelve months following the effective date of the registration statement.

To date, in 2014, the Company received approximately $300,000 as proceeds from the sale of 2,425,709 shares of Common Stock per the terms of the Purchase Agreement with Lincoln Park Capital at an average price of approximately $0.124 per share of Common Stock. Per the terms of the Purchase Agreement the Company also issued an additional 57,690 shares of Common Stock as additional Commitment Fee shares.

In January, 2014, in connection with a settlement of a dispute over funds due in connection with a financial transaction, we paid $100,000 to a former Consultant to the Company. Both parties to the settlement, the Company and the Consultant, have agreed to discharge the other party from any and all claims, demands, actions, or other and expenses that each may have ever had against each other. This $100,000 charge to Additional paid-in capital was included in the December 31, 2013 financial statements.

As an approved participant of the Technology Business Tax Certificate Transfer Program sponsored by the New Jersey Economic Development Authority, in February 2014 the Company received $458,279 from the sale of our prior unused net operating loss carryovers.